CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 55,367	$ 346,111	$ 388,891
Prepaid Expenses	75,073	23,282	22,615
Total Current Assets	130,440	369,393	411,506
Total Current Assets	130,440	369,393	411,506
PROPERTY AND EQUIPMENT, NET	0	0	0
TOTAL ASSETS	130,440	369,393	411,506
TOTAL ASSETS	130,440	369,393	411,506
CURRENT LIABILITIES:
Accounts Payable	1,900,889	1,372,428	422,426
Due to Related Party		0	432,429
Loans Payable, Related Parties	109,000	0	176,405
ConvertibleDebenturesPayable, less discount		5,280,342	17,978,215
Accrued Interest	2,328,287	1,952,606	3,674,148
Accrued Liabilities - Other	196,163	102,500	10,000
Total Current Liabilities	11,099,588	8,707,876	22,693,623
Convertible Debentures Payable	5,180,342	5,280,342
Deferred Revenue	1,384,907	0
Total Current Liabilities	11,099,588	8,707,876	22,693,623
LONG TERM LIABILITIES:
Loans Payable	121,700	0
Liabilities, Noncurrent	121,700	0
TOTAL LIABILITIES	11,221,288	8,707,876	22,693,623
STOCKHOLDERS' DEFICIT:
Common Stock, Value, Issued	406,924	396,737	180,037
Additional Paid-In Capital	85,672,742	81,222,726	55,985,626
Accumulated Deficit	(97,170,514)	(89,957,946)	(78,447,780)
Total Stockholders' Deficit	(11,090,848)	(8,338,483)	(22,282,117)
Total Stockholders' Deficit	(11,090,848)	(8,338,483)	(22,282,117)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	130,440	369,393	411,506
TOTAL LIABILITIES	11,221,288	8,707,876	22,693,623
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 130,440	$ 369,393	$ 411,506